Board of Directors and Management Compensation	12 Months Ended
Dec. 31, 2023
Board of Directors and Management Compensation
Board of Directors and Management Compensation

Note 9

Board of Directors and Management Compensation

			2023			2022			2021
	Board of	Executive		Board of	Executive		Board of	Executive
EUR’000	directors	management	Total	directors	management	Total	directors	management	Total
Wages, salaries and board fees	183	850	1,033	180	683	863	180	650	830
Share based payment	—	588	588	—	173	173	—	164	164
Other short-term benefits	—	55	55	—	36	36	—	23	23
Cash bonus	—	1,155	1,155	—	482	482	—	314	314
Total management compensation	183	2,648	2,831	180	1,374	1,554	180	1,151	1,331

Executive management

Executive management means the members of the executive management which were registered with the Danish business authority and who have the authority and responsibility for the planning, directing and controlling activities of the Company as defined by IAS 24. In 2021, Key management also included personnel who supported executive management, for the planning, directing and controlling activities of the Company.

Board of directors

Andreas Sohmen-Pao and Andreas Beroutsos are employed by the BW Group. These board members have not received remuneration from Cadeler in 2021, 2022 and 2023. Andreas Beroutsos stepped down from the Board with effect from 25 April 2023. On the same date, Andrea Abt joined the Board.

David Peter Cogman is employed by the Swire Group and has not received remuneration from Cadeler in 2021, 2022 and 2023. David Peter Cogman stepped down from the Board with effect from 16 June 2023 along with Connie Hedegaard.

On 20 February 2024, Emanuele Lauro and James Nish joined the Board. Emanuele Lauro is the Director and Chief Executive Officer of Scorpio Holdings Limited considered a related party (See Note 27).